Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
The components of other payables and accrued liabilities are as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Contract deposit	89,383,227	107,480,079
Accrued expenses	41,715,403	51,306,223
Debt extinguishment costs	-	13,761,966
Deed tax and maintenance fund withheld for customers	12,149,522	9,998,534
Bidding deposit	2,983,801	3,723,584
Welfare payable	1,657,567	1,893,635
Other tax payable	8,172,022	14,786,612
Accrued aircraft operating expense	842,663	1,415,369
Accrued interest expense	54,250,778	47,214,392
Purchase consideration payable for asset acquisitions and business combinations	70,460,343	75,565,148
Others	18,503,006	13,961,958

Total	300,118,332	341,107,500